Cash generated from operating activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash generated from operating activities
(Loss)/profit for the year	$ 5	$ 2		$ (10)
Income tax charge/(credit)	10	2	$ 6	(7)
Net finance expense / (income)	67	51	117	86
Depreciation and amortization	114	113	225	222
Exceptional operating items	14	10	17	21
Movement in working capital	113	152	(315)	(271)
Exceptional costs paid, including restructuring	(4)	(15)	(7)	(42)
Cash generated from/(used in) operations	$ 319	$ 315	$ 43	$ (1)